Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
11.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of:

	December 31,
	2016	2017

Technology infrastructure	$10,344,659	$11,322,883
Computer equipment	2,123,332	2,134,959
Furniture, fixtures and equipment	3,799,154	3,906,408
Motor vehicle	1,040,999	1,126,504
Leasehold improvements	4,751,864	4,480,845
	22,060,008	22,971,599
Less: accumulated depreciation	(14,661,875)	(16,086,338)
	$7,398,133	$6,885,261

Depreciation expense for the years ended December 31, 2015, 2016 and 2017 were $1,364,048, $1,922,818 and $2,093,993, respectively.